LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2020
LONG-TERM INVESTMENTS
Schedule of long-term investments

	As of December 31,
	2019	2020
Equity securities without a readily determinable fair value:
Xixi	—	—
Longyan Huiyuan	140	140
Total	140	140